Stockholders Equity (Details Narrativedd)		3 Months Ended	12 Months Ended
	Apr. 05, 2023 shares	Mar. 31, 2025 USD ($) integer $ / shares shares	Dec. 31, 2024 USD ($) integer $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 13, 2022 $ / shares shares
Preferred stock share par value | $ / shares			$ 0.0001	$ 0.0001
Exercise price Warrants | $ / shares		$ 0.50	$ 0.50
Warrants amount in additional paid in capital | $		$ 710,845	$ 546,863
Warrants share issued		5,093,750	1,620,000
Preferred stock share authorized		30,000,000	30,000,000	30,000,000
Common stock, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued		52,378,201	36,841,581	97,545,388
Common stock, shares outstanding		52,378,201	36,841,581	97,545,388
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Subscription received - shares to be issued | $				$ 500,000
Convertible Preferred Stock issued		10,652,760
Intrinsic value of warrants | $		$ 9,969,870	$ 372,276
Convertible Note [Member]
Exercise price Warrants | $ / shares		$ 0.44
Warrants amount in additional paid in capital | $		$ 827,991
Warrants share issued		671,375
Consulting Services
Exercise price Warrants | $ / shares		$ 0.01
Warrants amount in additional paid in capital | $		$ 6,167,334
Warrants share issued		4,000,000
Warrants share issued exercisable		1,000,000
Subscription Arrangement [Member]
Exercise price, per share | $ / shares		$ 4.00	$ 6.00	$ 4.00
Subscription received - shares to be issued | $		$ 260,000	$ 1,845,000	$ 273,499
Common stock issued upon conversion of Preferred C stock			183,332
Series A Convertible Preferred Stock [Member]
Preferred stock share par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares designated		10,000,000	10,000,000	10,000,000
Preferred stock share authorized		10,000,000	30,000,000	10,000,000
Preferred stock, shares issued		10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding		10,000,000	10,000,000	10,000,000
Share designate to preferred stock description		On March 29, 2024, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges	On March 29, 2024, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges
Convertible Preferred Stock Series C
Preferred stock share authorized		5,000,000	5,000,000	5,000,000
Preferred stock, shares issued			183,332	2,273,499
Stock issued during period, share		225,000	728,470	1,473,499
Stock subscriptions received | $		$ 245,418	$ 1,196,000
Stock subscriptions received market price | $		$ 2,524,320
Issuance Of Series C Preferred Stock services		17,500	123,333
Issuance Of Series C Preferred Stock compensation		180,000
Issuance Of Convertible Series C Preferred Stock	3,000,000	15,536,620		3,000,000
Subscription received - shares to be issued | $			$ 500,000
Convertible Preferred Stock issued		2,450,138	3,001,969
Common stock issued upon conversion of Preferred C stock	150,000	776,831		150,000
Common stock issued upon conversion share		20
Voting rights		any transaction or series of transactions by the Company in which more than 50 percent (50%) of the Company’s voting power is transferred (each a “Reorganization”) then as a part of such Reorganization, the provision shall be made so that the holders of the Series C Convertible Preferred Stock shall thereafter be entitled to receive the same kind and amount of stock or other securities or property (including cash) of the Company, or the successor corporation resulting from such Reorganization
Share designate to preferred stock description		On March 17, 2025, the Company amended and restated its Series C Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock, par value $0.0001, with the following rights and privileges	On March 17, 2025, the Company amended and restated its Series C Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock, par value $0.0001, with the following rights and privileges
Preferred Shares [Member]
Preferred stock share par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock share authorized		30,000,000	30,000,000	30,000,000
Series A Preferred Stock [Member]
Preferred stock, shares designated		10,000,000	10,000,000
Preferred stock, shares issued		10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding		10,000,000	10,000,000	10,000,000
Voting of stockholders voting rights | integer		1,000	1,000
March 17 2025 [Member]
Preferred stock share authorized		300,000,000	300,000,000	300,000,000
Amendment to Articles of Incorporation or Bylaws, Description		the Company amended its Articles of Incorporation to increase the authorized shares to 1,030,000,000 shares, of which 1,000,000,000 shares are common stock and 30,000,0000 shares are preferred stock	the Company amended its Articles of Incorporation to increase the authorized shares to 1,030,000,000 shares, of which 1,000,000,000 shares are common stock and 30,000,0000 shares are preferred stock
Common stock, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000
Common Stock
Convertible Preferred Stock issued			1,546,193
Common stock issued upon conversion of Preferred C stock		15,536,620	4,296,193	3,600,000
Convertible Series C Preferred Stock
Preferred stock share par value | $ / shares					$ 0.0001
Preferred stock, shares designated		10,000,000	10,000,000
Exercise price, per share | $ / shares			$ 4.00	$ 2.40
Preferred stock, shares issued					166,667
Issuance Of Convertible Series C Preferred Stock		27,500	421,805